Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Cash and Cash Equivalents
3B.	Cash and cash equivalents consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Cash balances	US$	1.5	Rs.	114.7	Rs.	111.1
Balances with banks (including deposits with original maturity of up to three months)		5,033.2		381,475.4		316,889.0

Total	US$	5,034.7	Rs.	381,590.1	Rs.	317,000.1